S000012492 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex USA IMI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	4.78%	5.28%
ACTIVE M INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	4.84%	6.03%	5.57%
ACTIVE M INTERNATIONAL EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.57%	4.50%	4.49%
ACTIVE M INTERNATIONAL EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.15%	4.73%	4.44%